As filed with the Securities and Exchange Commission on August 29, 2008

Securities Act of 1933 File No. 33-78960
Investment Company Act of 1940 File No. 811-08510

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 34	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 37

Matthews International Funds
(Exact name of registrant as specified in charter)

Four Embarcadero Center, Suite 550
San Francisco, CA 94111
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (415) 788-6036
________________________________

William J. Guilfoyle, President
Four Embarcadero Center, Suite 550
San Francisco, CA 94111
(Name and Address of Agent for Service)
________________________________

Copies To:
Gregory Zeck, Esq.
Paul, Hastings, Janofsky & Walker LLP
55 Second Street
San Francisco, CA 94105

It is proposed that this filing will become effective

immediately upon filing pursuant to paragraph (b)
X	on September 15, 2008 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on ____________ pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on ____________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

This post-effective amendment designates a new effective date for Post-Effective Amendment No. 33 filed on June 18, 2008.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 34 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco and State of California on the 29th day of August, 2008.

Matthews International Funds

By /s/ William J. Guilfoyle
William J. Guilfoyle, President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 34 to the Registration Statement of Matthews International Funds has been signed below by the following persons on the 29th day of August, 2008, in the capacities indicated.

Signature	Capacity	Date

/s/ William J. Guilfoyle	President and Principal Executive Officer	August 29, 2008
William J. Guilfoyle

/s/ Shai Malka	Treasurer	August 29, 2008
Shai Malka

/s/ Geoffrey H. Bobroff*	Trustee	August 29, 2008
Geoffrey H. Bobroff

/s/ Jonathan Zeschin*	Trustee	August 29, 2008
Jonathan Zeschin

/s/ G. Paul Matthews*	Trustee	August 29, 2008
G. Paul Matthews

/s/ Rhoda Rossman*	Trustee	August 29, 2008
Rhoda Rossman

/s/ Toshi Shibano*	Trustee	August 29, 2008
Toshi Shibano

* By: /s/ John P. McGowan
as Attorney-in-Fact and Agent
pursuant to Power of Attorney